SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 19, 2021	Aug. 12, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Reserve balances, Federal Reserve Bank			$ 0	$ 0	$ 0
Goodwill, impairment loss			$ 0	$ 0
IPO
Finite-Lived Intangible Assets [Line Items]
Number of shares sold (in shares)		996,429
Sale of stock (in dollars per share)		$ 19.00
Over-Allotment Option
Finite-Lived Intangible Assets [Line Items]
Number of shares sold (in shares)	300,000
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, remaining amortization period			7 years	7 years
Impairment of intangible assets, finite-lived			$ 0	$ 0
Minimum | Building
Finite-Lived Intangible Assets [Line Items]
Premises and equipment, estimated useful life			10 years	10 years
Minimum | Furniture and equipment
Finite-Lived Intangible Assets [Line Items]
Premises and equipment, estimated useful life			3 years	3 years
Maximum | Building
Finite-Lived Intangible Assets [Line Items]
Premises and equipment, estimated useful life			39 years	39 years
Maximum | Furniture and equipment
Finite-Lived Intangible Assets [Line Items]
Premises and equipment, estimated useful life			7 years	7 years